RELATED PARTY TRANSACTIONS - Related party balances (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 429,411	$ 61,405	¥ 336,360
Amount due to related parties	415,889		355,679
Shanghai Puping
RELATED PARTY TRANSACTIONS
Amounts due from related parties	351,018		258,443
BJ New Internet
RELATED PARTY TRANSACTIONS
Amounts due from related parties	441		441
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Amounts due from related parties	77,938		77,461
Amount due to related parties	54,446		117
Others
RELATED PARTY TRANSACTIONS
Amounts due from related parties	14		15
Amount due to related parties	3		1
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Amount due to related parties	¥ 361,440		¥ 355,561